NEOS Enhanced Income Aggregate Bond ETF
Schedule of Investments
August 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%		Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)		69,603	$6,977,701
Vanguard Total Bond Market ETF (a)		93,849	6,978,612
TOTAL EXCHANGE TRADED FUNDS (Cost $13,652,067)			13,956,313

PURCHASED OPTIONS - 0.0% (b)(c)(d)(e)	Notional Amount	Contracts	Value
Put Options - 0.0%(b)			$–
S&P 500 Index		–	$–
Expiration: 09/12/2024; Exercise Price: $5,090.00	$4,518,720	8	1,060
Expiration: 09/12/2024; Exercise Price: $5,025.00	4,518,720	8	940
Expiration: 09/12/2024; Exercise Price: $4,950.00	4,518,720	8	860
Total Put Options			2,860
TOTAL PURCHASED OPTIONS (Cost $4,465)			2,860

SHORT-TERM INVESTMENTS - 0.3%		Shares	Value
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 5.18% (e)(f)		26,855	26,855
Northern U.S. Government Select Money Market Fund, 5.01% (e)(f)		13,777	13,777
TOTAL SHORT-TERM INVESTMENTS (Cost $40,632)			40,632

TOTAL INVESTMENTS - 100.1% (Cost $13,697,164)			$13,999,805
Liabilities in Excess of Other Assets - (0.1)%			(11,382)
TOTAL NET ASSETS - 100.0%			$13,988,423

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $43,492.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

NEOS Enhanced Income Aggregate Bond ETF
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.0% (a)
S&P 500 Index			–
Expiration: 09/12/2024; Exercise Price: $5,200.00	$(4,518,720)	(8)	$(1,400)
Expiration: 09/12/2024; Exercise Price: $5,260.00	(4,518,720)	(8)	(1,740)
Expiration: 09/12/2024; Exercise Price: $5,310.00	(4,518,720)	(8)	(2,180)
Total Put Options			(5,320)
TOTAL WRITTEN OPTIONS (Premiums received $10,135)			$(5,320)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

NEOS ETF Trust
NEOS Enhanced Income Aggregate Bond ETF
Notes to Quarterly Schedule of Investments
August 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$13,956,313	$–	$–	$13,956,313
Purchased Options(a)	–	2,860	–	2,860
Money Market Funds	40,632	–	–	40,632
Total Assets	$13,996,945	$2,860	$–	$13,999,805

Liabilities:
Written Options(a)	$–	$(5,320)	$–	$(5,320)
Total Liabilities	$–	$(5,320)	$–	$(5,320)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.